Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
		Feb. 14, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Net loss		$ (47)	$ (1,961,854)			$ (278)	$ (2,047,597)
Less: Loss attributable to common stock subject to possible redemption			(31,646)				(41,955)
Adjusted net loss			$ (1,993,500)				$ (2,089,552)
Weighted average shares outstanding, basic and diluted	[1],[2]		5,450,881	5,000,000	5,000,000		7,654,134
Basic and diluter loss per common share			$ (0.37)	$ 0.00	$ 0.00		$ (0.27)

[1]	Excludes an aggregate of up to 16,878,805 shares subject to possible redemption.
[2]	Net loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $31,646 and $41,955 for the three and nine months ended September 30, 2020, respectively (see Note 2).